Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
7.
Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Operating leases right-of-use assets (Note 18)	55,944	127,824
Others	24,467	24,270
Total	80,411	152,094